Capital Stock - Summary of Unvested Stock Options (Detail) - $ / shares shares in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Number (000’s)
Options Outstanding, Number, Beginning Balance	1,474	1,486	3,267
Granted during the year, Number	673	772	526
Options Outstanding, Number, Ending Balance	1,623	1,474	1,486
Weighted Average Exercise Price
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 2.36	$ 2.49	$ 4.32
Unvested stock options [Member]
Number (000’s)
Options Outstanding, Number, Beginning Balance	980
Granted during the year, Number	673
Vested during the year, Number	(325)
Options Forfeited during the year, Number	(308)
Options Outstanding, Number, Ending Balance	1,020	980
Weighted Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 2.95
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	2.36
Weighted Average Grant Date Fair Value, Vested during the periods (usd per share)	3.09
Weighted Average Grant Date Fair Value, Forfeited during the periods (usd per share)	2.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 2.55	$ 2.95